Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	VIRTUS VARIABLE INSURANCE TRUST
Central Index Key	0000792359
Amendment Flag	false
Document Creation Date	Nov. 30, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	Apr. 30, 2018